UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 65 East 55th Street
         32nd Floor
         New York, NY  10022

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregore S. Rubin     New York, NY/USA     August 08, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $81,754 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLTEL CORP                    COM              020039103     6080    90000 SH       SOLE                    90000        0        0
AT&T INC                       COM              00206R102     1879    45275 SH       SOLE                    45275        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    10857   300000 SH       SOLE                   300000        0        0
CBS CORP NEW                   CL B             124857202     3328    99876 SH       SOLE                    99876        0        0
CELANESE CORP DEL              COM SER A        150870103     3878   100000 SH       SOLE                   100000        0        0
COMCAST CORP NEW               CL A             20030N101       30     1082 SH       SOLE                     1082        0        0
CSX CORP                       COM              126408103      510    11319 SH       SOLE                    11319        0        0
DARDEN RESTAURANTS INC         COM              237194105      821    18658 SH       SOLE                    18658        0        0
EXCO RESOURCES INC             COM              269279402     1308    75000 SH       SOLE                    75000        0        0
FIRST DATA CORP                COM              319963104     2450    75000 SH       SOLE                    75000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     8775  1500000 SH       SOLE                  1500000        0        0
MOTOROLA INC                   COM              620076109     1770   100000 SH       SOLE                   100000        0        0
NORFOLK SOUTHERN CORP          COM              655844108      476     9056 SH       SOLE                     9056        0        0
R H DONNELLEY CORP             COM NEW          74955W307    17051   225000 SH       SOLE                   225000        0        0
REVLON INC                     CL A             761525500     1028   750000 SH       SOLE                   750000        0        0
SCOTTISH RE GROUP LIMITED      SHS              G73537410     9463  1935200 SH       DEFINED               1935200        0        0
SPDR TR                        UNIT SER 1       78462F103     3952    22500 SH  PUT  SOLE                    22500        0        0
SPDR TR                        UNIT SER 1       78462F103     1405     7500 SH  PUT  SOLE                     7500        0        0
STMICROELECTRONICS N V         NY REGISTRY      861012102      364    18960 SH       SOLE                    18960        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     1842    50000 SH       SOLE                    50000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3514    85350 SH       SOLE                    85350        0        0
WILLIAMS COS INC DEL           COM              969457100      973    30771 SH       SOLE                    30771        0        0